MONEY MARKET PORTFOLIO
SUMMARY: MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is maximum current income that is consistent with the stability of capital and the maintenance of liquidity.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MONEY MARKET PORTFOLIO Class I Shares
Management Fees	0.40%
+ Distribution (12b-1) Fees	none
+ Other Expenses	0.02%
+ Acquired Portfolio Fees and Expenses
= Total Annual Fund Operating Expenses	0.42%

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MONEY MARKET PORTFOLIO Class I Shares	43	135	235	530

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio invests in high-quality, short-term money market instruments issued by the U.S. Government or its agencies and instrumentalities which include direct obligations issued by the U.S. Treasury and obligations of certain entities that may be chartered or sponsored by acts of Congress, such as the Government National Mortgage Association (GNMA), the Farmers Home Administration, the Export-Import Bank, the Small Business Administration and senior unsecured debt guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program (which consists of qualifying debt of eligible institutions, including, among others, U.S. bank holding companies and insured depository institutions). The Fund may also invest in obligations issued by other U.S. Government entities that may be chartered or sponsored by Acts of Congress, but which are not backed by the full faith and credit of the United States and obligations issued by foreign banks, companies or foreign governments. The Portfolio will invest only in instruments with a remaining maturity of 397 days or less, and which are denominated in U.S. dollars.

Principal Risks of Investing in the Portfolio.

The risks identified below are the principal risks of investing in the Portfolio. Although the Portfolio seeks to maintain a net asset value of $10 per share, it is possible to lose money by investing in the Portfolio. All investments have risks to some degree. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can’t guarantee success.

Fixed income securities risk. Investments in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Mortgage-backed securities risk. Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Moreover, mortgage-related securities issued by private, non-governmental issuers may experience higher rates of default on the underlying mortgages since these mortgage loans often do not meet the underwriting standards of government-issued mortgages.

The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. Unlike Government National Mortgage Association securities, securities issued or guaranteed by U.S. government-related organizations such as Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Past Performance.
A number of factors, including risk, can affect how the Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
Annual Total Returns (Class I Shares)

Best Quarter:		Worst Quarter:
1.28%	4th Quarter 2006	0.01%	3rd Quarter 2010

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns MONEY MARKET PORTFOLIO	1 Year	5 Years	10 Years
Class I Shares	0.02%	1.61%	1.90%
Lipper Variable Insurance Products (VIP) Money Market Funds Average (reflects no deduction for fees, expenses or taxes)	(0.03%)	1.42%	1.72%

7-Day Yield (as of 12/31/11)

PSF Money Market Portfolio	0.02%

iMoneyNet’s Prime Retail Universe	0.01%